UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:

(212) 697-6666

Date of fiscal year end: 3/31/17

Date of reporting period: 3/31/17

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS

Annual Report March 31, 2017

Please Save the Date for your 2017 shareholder meetings.

     Tuesday, September 26, 2017

Kauai Marriot Resort, Lihue-Kauai, HI

Thursday, September 28, 2017
Ala Moana Hotel, Honolulu, HI

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional.

Hawaiian Tax-Free Trust “Municipal Bonds In The News” Serving Hawaii investors since 1985

May, 2017

Dear Fellow Shareholder:

     With the desperate need for investment in our nation’s infrastructure, it’s worthy to note that the new administration is considering, among other things, tax reform and infrastructure financing.

     You may recall in our 2016 Annual Report letter, we spoke about the American Society of Civil Engineers (“ASCE”) which every 4 years publishes a comprehensive assessment of our nation’s major infrastructure. The ASCE’s recently released 2017 report graded our overall infrastructure as a D+. This is the same grade as the 2013 report and a slight improvement over the 2009 overall grade of D which is defined as “Poor: At risk, with many elements approaching the end of their service life”.

     The Securities Industry Financial Markets Association (“SIFMA”) commented on the ASCE findings saying that the report “clearly shows the desperate need for a strong commitment to infrastructure investment.” SIFMA went on to say that it “strongly advocates that the tax-exemption for municipal bond interest remain intact so that it may continue to help America’s cities and states boost their local economies through the construction of new projects such as roads, hospitals, and schools.”

     A pro-active bi-partisan letter was recently sent to the House Ways and Means Committee. The letter, signed by 156 Congressmen, urges leadership to continue to recognize the vital role of tax-exempt municipal bonds. It specifically stresses the fact that municipal bonds provide an efficient means of financing economic growth that benefits all Americans.

     The letter notes that tax exemption is a “potent tool” because it reduces the costs to finance vital projects that touch us all. It goes on to say that voters “throughout the country overwhelmingly support tax-exempt municipal bonds” and “millions of Americans depend on municipal bonds for their economic security and invest in them because of their historically low-risk nature.”

     Municipal bonds have, in fact, experienced a far lower average default rate over the long term than corporate bonds. And, while you have likely heard that a few municipalities experienced problems in recent years, it is important to take a step back and look at the big picture.

     You may be aware that organizations such as Moody’s, S&P and Fitch register with the Securities and Exchange Commission (“SEC”) as Nationally Recognized Statistical Rating Organizations (“NRSROS”), subject to the SEC’s oversight and examination authority. Each of the NRSROs use a wide variety of financial analysis and modeling techniques to evaluate municipal issuers’ financial data and collateral, and consider such other factors they believe to be pertinent. Ultimately, the NRSRO ratings reflect their professional assessment of an issuer’s ability not only to pay interest as well as a bond’s face value at maturity, but also reflect the likelihood of financial recovery in the event of default. This process continues through routine ongoing reviews. And, in the interim, any major events or news announcements that affect an issuer’s debt may cause rating agencies to reassess, and possibly revise, their opinions. Similar reviews may also be conducted across an entire sector, such as hospitals or schools.

NOT A PART OF THE ANNUAL REPORT

     To gain a perspective into the historical low risk nature of municipal bonds, we believe it is useful to look at some data from Moody’s, the oldest bond rating agency, which began rating municipal bonds nearly 100 years ago in 1918. While the number of municipal obligations rated by Moody’s has grown substantially, from just over 3,300 issuers in 1970 to about 15,000 in 2015, only 99 issuers rated by Moody’s defaulted during those 45 years. Nearly all municipal issuers rated by Moody’s have ratings that are of investment grade quality. Moreover, 93% of the issuers are rated A or higher, as compared to only 25% of global corporate bond issuers.

     While this is good news, we are sensitive to the fact that past performance is not indicative of future results. That’s where we believe the expertise of your locally based investment team adds value.

     Our goal is to provide extra scrutiny of the individual securities in which your fund invests, bearing in mind first and foremost that your fund’s investment objective is to provide as high a level of tax-free income as is consistent with preservation of capital.

     We are very proud of the fact that the Hawaiian Tax-Free Trust has, in our view, not only met this objective, but that your fund has also served thousands of residents very well over the years through its support of Hawaii’s vital local infrastructure projects.

Sincerely,

Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE ANNUAL REPORT

Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion Serving Hawaii investors since 1985

Trust Performance

     Hawaiian Tax-Free Trust (the “Trust”) had a total return without sales charges of -0.36% for Class A shares, -1.25% for Class C shares, and -0.16% for Class Y shares for the calendar year ending December 31, 2016. For the Trust’s fiscal year ending March 31, 2017, the total return, without sales charges, was -0.54% for Class A shares, -1.24% for Class C shares, and -0.33% for Class Y shares. The Bloomberg Barclays Quality Intermediate Municipal Bond Index (the “Index”) had a total return of -0.19% for the calendar year 2016, and 0.13% for the Trust’s March 31, 2017 fiscal year end.

     In the calendar year ending December 31, 2016 and fiscal year ending March 31, 2017, shorter Hawaii paper outperformed longer Hawaii paper as interest rates quickly rose as the market anticipated more rate hikes and higher than expected inflation. While our exposure to pre-refunded bonds as a source for liquidity was favorable during both time periods, our exposure to the 7-15 year maturities provided unfavorable attributes to the Trust’s performance as compared with the Index.

Municipal Market

     Municipals had a strong start in 2016, but after the results of the U.S. Election and high expectations of the newly elected President Trump, municipals ended up giving back all of their gains during the second half of 2016.

     The year-over-year changes in the municipal yield curve as of March 31, 2017 had the short and long end increasing from 0.55% to 0.86% and from 2.72% to 3.03%, respectively. Short rates began to trend higher as the U.S. Federal Reserve (the “Fed”) increased the Federal Funds Target Rate in December of 2016 and March of 2017, with market expectations of more Fed rate increases. On the longer end, municipal rates increased with inflation fears associated with potential fiscal policies, but since November, have remained in a trading range with the positive but slow performance in the domestic economy, geopolitical issues and strengthening of the U.S. dollar.

     While issuers continue to refund existing debt when they can, investor demand remains strong for municipal bonds as they are still an attractive asset class relative to U.S. Treasury and Government Agency securities on a taxable-equivalent basis, with strong credit fundamentals.

     Hawaii municipal bond issuance for 2016 totaled about $2.9 billion, a 5% decline in volume compared to 2015. As municipalities anticipated higher rates, issuance grew in 2015 and continued in 2016, but at a slower pace, as the interest environment provided opportunities to refund existing debt and fund projects at a low interest cost. Hawaii municipal bonds credit profile improved, reflecting the progress in the State’s economy on various fronts. Several Hawaii municipal bond issues saw their ratings upgraded or their outlook improved. This has helped the performance of Hawaii municipal bonds, as they now trade at narrower spreads relative to AAA rated bonds.

1 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

U.S. Economy

     The U.S. economy ended the year on a positive note but did not show signs of robust growth. The U.S economy continued to expand at a modest pace resulting in real Gross Domestic Product (“GDP”) growth of 2.1% for 2016. Improvement in job growth pushed the unemployment rate to a rate of 4.7%. On the inflation front, the Consumer Price Index (“CPI”) and Producer Price Index (“PPI”) year-over-year rose to a two-year high while oil prices reached a high since July 2015. In December 2015, the Fed began to raise its benchmark interest rate. Since then, as noted above, they have raised it two more times: once in 2016 and another one recently at its March 2017 meeting. Speculation about the Fed’s intentions since then have been a strong influence on markets. We expect U.S. economic growth to continue on a modest path and further rate increases to be dependent on domestic economic growth.

Hawaii Economy

     The Hawaii economy continues to perform well. Tourism continues to trend higher, unemployment is down, and the construction industry continues to be on track. We have to remain mindful, however, that there are a few downside risks as we approach new highs with various economic indicators. The Hawaii tourism industry posted another record year in 2016. Last year, Hawaii saw 8.8 million visitors -- 3% more than in 2015 --but real visitor spending lagged, declining by nearly 3% on Oahu, while on the Neighbor Islands, expenditures showed stronger gains. The construction industry continued to be around its all-time highs, but after a first-quarter surge in 2016, construction employment trended down over the course of the year. Resort and retail-related construction are expected to sustain year-end levels through 2019. Hawaii’s healthy labor market conditions continued throughout 2016. Since the fourth quarter of 2010, Hawaii’s jobs increased for the 25th consecutive quarter and the unemployment rate decreased from 3.2% in the fourth-quarter of 2015 to 2.8% in the fourth-quarter of 2016.

     The Department of Business and Economic Development and Tourism (“DBEDT”) projects Hawaii’s economy will continue to grow in 2017 and 2018, with some potential downside risks associated with any dramatic policy changes in Washington or potential geopolitical flare ups.

Outlook and Strategy

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust’s goal of achieving a reasonable level of double tax-free income together with relatively low principal fluctuation. Accordingly, we continually seek to manage the Trust prudently, both in terms of credit quality and interest rate risk, by investing primarily in highly-rated municipal bonds with intermediate maturities.

2 | Hawaiian Tax-Free Trust

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Trust faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could result in increased redemptions from the Fund.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

3 | Hawaiian Tax-Free Trust

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2017 as compared with the Bloomberg Barclays Quality Intermediate Municipal Bond Index (the “Bloomberg Barclays Quality Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Bloomberg Barclays Quality Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2017
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A since 2/20/85
With Maximum Sales Charge	(4.48)%	1.02%	2.53%	5.27%
Without Sales Charge	(0.54)	1.86	2.95	5.40

Class C since 4/01/96
With CDSC**	(2.23)	1.06	2.13	3.03
Without CDSC	(1.24)	1.06	2.13	3.03

Class Y since 4/01/96
No Sales Charge	(0.33)	2.06	3.16	4.17

Bloomberg Barclays Quality Index	0.13	2.45	4.01	5.29 *	(Class A)
				4.53	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions, including capital gains, within the period were invested in additional shares. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust Shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (“AMT”). Past performance is not predictive of future investment results.

*	From commencement of the index on 1/1/87.

**	CDSC = 1% contingent deferred sales charge imposed on redemptions made withing the first 12 months after purcchase.

4 | Hawaiian Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2017 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 25, 2017

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (40.9%)	(unaudited)	Value

	City & County (27.1%)
	City and County of Honolulu, Hawaii,
	Refunding, Series B
$5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	$5,608,750
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,355,050
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,456,400
	City and County of Honolulu, Hawaii
	Series A
1,000,000	5.000%, 10/01/17	Aa1/NR/AA+	1,020,650
1,010,000	5.000%, 10/01/19	Aa1/NR/AA+	1,105,394
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,250,880
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,303,720
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,345,620
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,375,480
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,011,450
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,644,610
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,035,650
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,332,080
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,824,450
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,770,050
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,761,500
	City and County of Honolulu, Hawaii,
	Series A, Refunding
5,085,000	5.000%, 04/01/19	Aa1/NR/AA+	5,478,274
	City and County of Honolulu, Hawaii,
	Series B
125,000	5.000%, 11/01/17	Aa1/NR/AA+	128,005
2,295,000	4.000%, 10/01/20	Aa1/NR/AA+	2,504,855
2,500,000	4.000%, 10/01/23	Aa1/NR/AA+	2,817,450
5,385,000	5.000%, 11/01/21	Aa1/NR/AA+	6,214,775
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	5,867,800
1,500,000	5.000%, 10/01/26	Aa1/NR/AA+	1,810,695
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,417,600
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,636,250
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,495,560
	City and County of Honolulu, Hawaii,
	Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,396,936
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,156,645

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City & County (continued)
	City and County of Honolulu, Hawaii,
	Series C (continued)
$200,000	4.750%, 09/01/18	Aa1/NR/AA+	$210,526
1,000,000	5.000%, 10/01/24	Aa1/NR/AA+	1,202,290
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,470,867
3,000,000	5.000%, 10/01/28	Aa1/NR/AA+	3,578,040
	City and County of Honolulu, Hawaii,
	Series F
5,025,000	5.000%, 09/01/19	Aa1/NR/AA+	5,485,189
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,449,150
	County of Hawaii, Series A
1,155,000	5.250%, 07/15/17	Aa2/AA-/AA+	1,169,414
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,819,395
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,717,035
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA+	2,023,580
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA+	1,772,298
	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	580,375
1,060,000	5.000%, 09/01/24	Aa2/AA-/AA+	1,228,625
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,159,640
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA+	1,816,794
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,147,440
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,146,340
	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,055,190
	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA+	758,842
	County of Hawaii, Series B
1,000,000	5.000%, 09/01/17	Aa2/AA-/AA+	1,017,170
	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	360,867
	County of Hawaii, Series D-BAN***
15,000,000	1.730%, 06/28/17	NR/NR/NR*	14,999,850

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City & County (continued)
	County of Kauai, Hawaii, Series A
$855,000	2.250%, 08/01/17	Aa2/AA/AA	$859,138
	County of Kauai, Hawaii, 2012-Series A.
500,000	5.000%, 08/01/21	Aa2/AA/AA	572,510
	County of Kauai, Hawaii,
	2005-Series A, Unrefunded
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured. Aa2/AA/NR		933,069
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured. Aa2/AA/NR		762,356
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured. Aa2/AA/NR		511,678
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA	1,072,090
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,586,711
1,250,000	4.000%, 08/01/24	Aa2/AA/AA	1,379,587
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,054,200
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,004,309
600,000	3.000%, 08/01/26	Aa2/AA/AA	616,968
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,557,795
345,000	5.000%, 08/01/29	Aa2/AA/AA	399,455
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,048,952
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,016,780
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,194,189
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,008,865
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,587,295
	County of Maui, Hawaii, Series 2012
295,000	5.000%, 06/01/21	Aa1/AA+/AA+	337,335
	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,532,475
	County of Maui, Hawaii,
	Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,046,660
1,550,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,678,743
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,212,284
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,199,537
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,796,520
	Total City & County		204,264,997

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State (13.8%)
	State of Hawaii, Series DK,
	Unrefunded balance
$140,000	5.000%, 05/01/19	Aa1/AA+/NR	$145,895
	State of Hawaii, Series DQ
500,000	5.000%, 06/01/17	Aa1/AA+/AA	503,310
	State of Hawaii, Series DR
45,000	5.000%, 06/01/17	Aa1/AA+/AA	45,298
	State of Hawaii, Series DY, Refunding
3,815,000	5.000%, 02/01/20	Aa1/AA+/AA	4,212,676
	State of Hawaii, Series DZ,
	Unrefunded balance
790,000	5.000%, 12/01/19	Aa1/AA+/AA	868,874
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,498,845
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,083,546
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,986,853
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,646,577
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,376,281
5,300,000	5.000%, 11/01/25	Aa1/AA+/AA	6,204,498
	State of Hawaii, Series EE,
	Unrefunded balance
385,000	5.000%, 11/01/22	Aa1/AA+/AA	450,257
125,000	5.000%, 11/01/24	Aa1/AA+/AA	146,477
290,000	5.000%, 11/01/27	Aa1/AA+/AA	337,983
	State of Hawaii, Series EF
1,185,000	5.000%, 11/01/23	Aa1/AA+/AA	1,391,356
3,000,000	5.000%, 11/01/24	Aa1/AA+/AA	3,515,460
	State of Hawaii, Series EH
500,000	5.000%, 08/01/18	Aa1/AA+/AA	526,470
1,500,000	5.000%, 08/01/20	Aa1/AA+/AA	1,679,340
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,104,002
	State of Hawaii, Series EH,
	Unrefunded balance
320,000	5.000%, 08/01/21	Aa1/AA+/AA	366,698
	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,416,924
	State of Hawaii, Series EO, Refunding
3,000,000	5.000%, 08/01/21	Aa1/AA+/AA	3,437,790
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,706,160

9 | Hawaiian Tax-Free Trust

 HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State (continued)
	State of Hawaii, Series EO, Refunding
	(continued)
$2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	$2,342,820
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,167,750
1,000,000	5.000%, 08/01/30	Aa1/AA+/AA	1,164,120
	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,331,120
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,997,990
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,986,700
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	5,953,050
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	6,207,810
	State of Hawaii, Series ET
1,000,000	5.000%, 10/01/19	Aa1/AA+/AA	1,094,450
200,000	5.000%, 10/01/24	Aa1/AA+/AA	239,844
	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,788,780
	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,407,420
	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,394,712
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,459,348
	State of Hawaii, Series FG
5,000,000	3.000%, 10/01/19	Aa1/AA+/AA	5,227,550
6,045,000	5.000%, 10/01/21	Aa1/AA+/AA	6,948,788
470,000	5.000%, 10/01/28	Aa1/AA+/AA	566,505
	State of Hawaii, Series FH
3,015,000	5.000%, 10/01/28	Aa1/AA+/AA	3,634,070
	Total State		104,564,397
	Total General Obligation Bonds		308,829,394

	Revenue Bonds (34.4%)
	Airport (4.5%)
	State of Hawaii Airport System
	Revenue Refunding, AMT
500,000	3.000%, 07/01/17	A1/A+/A	502,545
1,000,000	5.000%, 07/01/45	A1/A+/A	1,087,100
	State of Hawaii Airport System
	Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A	14,656,070

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Airport (continued)
	State of Hawaii Airport System
	Revenue Refunding, AMT (continued)
$5,000,000	5.000%, 07/01/22	A1/A+/A	$5,561,350
1,500,000	5.000%, 07/01/23	A1/A+/A	1,659,435
2,000,000	5.000%, 07/01/24	A1/A+/A	2,206,620
	State of Hawaii Airport System
	Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A	1,287,758
1,000,000	5.250%, 07/01/23	A1/A+/A	1,119,110
	State of Hawaii Airport System
	Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/A+/A	2,164,060
3,000,000	5.000%, 07/01/22	A1/A+/A	3,334,710
	State of Hawaii Department of
	Transportation Airports Division
	Lease Revenue COP AMT
300,000	5.000%, 08/01/21	A2/A/A-	338,142
360,000	5.000%, 08/01/23	A2/A/A-	414,817
	Total Airport		34,331,717

	Education (3.7%)
	University of Hawaii, Revenue Refunding,
	Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	576,165
1,535,000	5.000%, 10/01/25	Aa2/NR/AA	1,866,146
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,543,553
	University of Hawaii, Series A
1,510,000	5.000%, 10/01/17	Aa2/NR/AA	1,541,106
1,155,000	4.000%, 10/01/18	Aa2/NR/AA	1,206,259
2,725,000	5.500%, 10/01/22	Aa2/NR/AA	3,016,439
5,225,000	5.250%, 10/01/34	Aa2/NR/AA	5,716,725
	University of Hawaii, Series A-2
2,175,000	4.000%, 10/01/17	Aa2/NR/AA	2,209,213
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,070,240
	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,192,403
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,417,487
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,276,516
1,015,000	5.000%, 10/01/26	Aa2/NR/AA	1,223,501
	Total Education		27,855,753

11 | Hawaiian Tax-Free Trust

 HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Housing (0.6%)
	Hawaii State Department of Hawaiian
	Home Lands
$715,000	5.000%, 04/01/17	Aa3/NR/NR	$715,000
1,000,000	5.500%, 04/01/20	Aa3/NR/A	1,079,730
	State of Hawaii Housing Finance and
	Development Corp., Iwilei
	Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Liquidity
	Agreement	NR/AA+/NR	1,883,674
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
900,000	4.500%, 01/01/26 GNMA/ FNMA/
	FHLMC Insured	Aaa/AA+/AAA	941,994
	Total Housing		4,620,398

	Medical (5.8%)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/A/A+	1,012,361
695,000	5.000%, 07/01/20	A1/A/A+	768,816
750,000	5.000%, 07/01/21	A1/A/A+	849,142
1,000,000	5.000%, 07/01/24	A1/A/A+	1,150,410
685,000	5.000%, 07/01/25	A1/A/A+	781,633
1,355,000	5.000%, 07/01/27	A1/A/A+	1,528,630
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/A/A+	464,608
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,242,789
1,265,000	5.000%, 07/01/21	A1/AA-/NR	1,433,334
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,730,790
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,253,944
2,780,000	5.000%, 07/01/24	A1/AA-/NR	3,300,221
1,395,000	5.000%, 07/01/25	A1/AA-/NR	1,672,703
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,028,193

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Medical (continued)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Queens Health System) Series A
	(continued)
$2,000,000	5.000%, 07/01/27	A1/AA-/NR	$2,347,360
850,000	5.000%, 07/01/28	A1/AA-/NR	990,097
14,790,000	5.000%, 07/01/35	A1/AA-/NR	16,590,091
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB+	3,819,637
	Total Medical		43,964,759

	Transportation (7.6%)
	State of Hawaii Harbor System, Series A
130,000	5.000%, 07/01/18	A2/AA-/A+	136,187
16,500,000	5.750%, 07/01/35	A2/AA-/A+	18,557,880
4,025,000	5.625%, 07/01/40	A2/AA-/A+	4,490,974
	State of Hawaii Harbor System,
	Series A, AMT
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,237,748
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,032,400
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,424,614
	State of Hawaii Highway Revenue,
	Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	593,075
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,866,731
265,000	5.000%, 01/01/26	Aa2/AA+/AA	316,744
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,066,700
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,943,550
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,090,955
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,440,003
	State of Hawaii Highway Revenue,
	Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,401,160
	Total Transportation		57,598,721

13 | Hawaiian Tax-Free Trust

 HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Utility (0.7%)
	Hawaii State Department of Budget
	and Finance, Special Purpose Revenue
	(Hawaiian Electric Co.), AMT
$2,000,000	4.650%, 03/01/37 FGIC Insured	Baa2/BBB-/NR	$1,999,880
	State of Hawaii, Department of Business,
	Economic Development and Tourism
	Green Energy Market Securitization
	Bonds, Series A (Federally Taxable)
3,178,395	1.467%, 07/01/22	Aaa/AAA/AAA	3,135,614
	Total Utility		5,135,494

	Water & Sewer (11.5%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Series A
190,000	5.000%, 07/01/21	Aa2/NR/AA+	216,955
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,180,250
1,010,000	5.000%, 07/01/24	Aa2/NR/AA+	1,207,960
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,141,507
800,000	5.000%, 07/01/27	Aa2/NR/AA+	946,176
1,600,000	5.000%, 07/01/28	Aa2/NR/AA+	1,883,008
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,315,210
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,459,072
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,754,577
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,479,979
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,991,500
	City and County of Honolulu, Hawaii,
	Wastewater System
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,048,840
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A,
	Unrefunded balance
445,000	5.000%, 07/01/20	Aa2/NR/AA	486,696
530,000	5.000%, 07/01/21	Aa2/NR/AA	579,539

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2011A
$1,320,000	3.250%, 07/01/20	Aa2/NR/AA	$1,403,530
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,707,495
1,000,000	5.000%, 07/01/37	Aa2/NR/AA	1,130,400
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,786,800
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,921,350
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,141,320
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,169,680
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,168,540
2,010,000	5.000%, 07/01/23	Aa2/NR/AA	2,377,488
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,393,500
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,510,542
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,337,680
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,324,840
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2016A
4,000,000	5.000%, 07/01/27	Aa2/NR/AA	4,823,920
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,470,400
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,126,236

15 | Hawaiian Tax-Free Trust

 HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2015 A
$850,000	5.000%, 07/01/21	Aa3/NR/AA-	$973,224
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,326,160
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,819,560
	Total Water & Sewer		86,603,934
	Total Revenue Bonds		260,110,776

	Pre-Refunded\
	Escrowed to Maturity Bonds (23.1%)††
	Pre-Refunded\Escrowed to Maturity
	General Obligation Bonds (16.4%)
	City & County (8.0%)
	City and County of Honolulu, Hawaii,
	Series A, Pre-Refunded to 4/01/19 @100
4,115,000	5.000%, 04/01/20	Aa1/NR/AA+	4,430,703
550,000	5.000%, 04/01/25	Aa1/NR/AA+	592,196
1,990,000	5.250%, 04/01/32	Aa1/NR/AA+	2,152,444
	City and County of Honolulu, Hawaii,
	Series A, Pre-Refunded to 7/01/17 @100
230,000	5.000%, 07/01/22 AGM Insured	Aa1/AA/AA+	232,298
	County of Hawaii, Pre-Refunded to
	7/15/18 @100
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA+	1,998,675
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA+	2,374,088
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA+	2,110,733
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA+	2,513,788
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA+	3,813,866
	County of Hawaii, Series A,
	Pre-Refunded to 3/01/20 @100
1,000,000	5.000%, 03/01/26	Aa2/AA-/AA+	1,106,660
	County of Hawaii, 2010-Series A,
	Pre-Refunded to 3/01/20 @100
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA+	3,176,114

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2016 (unaudited)

		Rating
		Moody’s, S&P
Principal	Pre-Refunded\	and Fitch
Amount	Escrowed to Maturity Bonds (continued)††	(unaudited)	Value

	City & County (continued)
	City and County of Honolulu, Hawaii,
	Series D, Pre-Refunded to 9/01/19 @100
$3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	$3,838,590
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,189,547
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,104,909
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,415,513
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,985,818
	Total City & County		60,035,942

	State (8.4%)
	Guam Government, Series A,
	Pre-Refunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,702,800
	State of Hawaii, Pre-Refunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	746,288
	State of Hawaii, Series DJ, Pre-Refunded
	to 04/01/17 @100
3,040,000	5.000%, 04/01/23 AMBAC Insured	Aa1/AA/NR	3,040,000
	State of Hawaii, Series DK, ETM 5/01/18
490,000	5.000%, 05/01/18	NR/NR/NR*	511,442
	State of Hawaii, Series DK,
	Pre-Refunded to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	970,697
120,000	5.000%, 05/01/20	Aa1/AA+/NR	125,251
55,000	5.000%, 05/01/20	NR/NR/NR*	57,377
1,000,000	4.400%, 05/01/26	Aa1/AA+/AA	1,037,370
	State of Hawaii, Series DN,
	Pre-Refunded to 08/01/18 @100
100,000	5.000%, 08/01/21	Aa1/AA+/AA	105,335
75,000	5.000%, 08/01/21	NR/NR/NR*	78,950
680,000	5.250%, 08/01/25	NR/NR/NR*	718,039
420,000	5.250%, 08/01/25	Aa1/AA+/AA	443,785
	State of Hawaii, Series DQ,
	Pre-Refunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	7,166,878
3,380,000	5.000%, 06/01/23	Aa1/AA+/AA	3,663,007
600,000	5.000%, 06/01/25	NR/NR/NR*	649,566
400,000	5.000%, 06/01/25	Aa1/AA+/AA	433,492

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2016 (unaudited)

		Rating
		Moody’s, S&P
Principal	Pre-Refunded\	and Fitch
Amount	Escrowed to Maturity Bonds (continued)††	(unaudited)	Value

	State (continued)
	State of Hawaii, Series DZ, ETM
$710,000	5.000%, 12/01/19	NR/NR/NR*	$780,297
	State of Hawaii, Series DZ,
	Pre-Refunded to 12/01/21 @100
3,580,000	5.000%, 12/01/26	NR/NR/NR*	4,130,890
1,945,000	5.000%, 12/01/28	NR/NR/NR*	2,244,297
	State of Hawaii, Series DZ,
	Pre-Refunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,280,895
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,738,571
8,845,000	5.000%, 12/01/29	NR/NR/NR*	10,206,069
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,869,374
	State of Hawaii, Series EE, Pre-Refunded
	to 11/01/22 @100
4,615,000	5.000%, 11/01/22	NR/NR/NR*	5,424,009
1,375,000	5.000%, 11/01/24	NR/NR/NR*	1,616,038
	State of Hawaii, Series EH, ETM
705,000	5.000%, 08/01/21	NR/NR/NR*	808,198
	Total State		63,548,915
	Total Pre-Refunded\Escrowed to
	Maturity General Obligation Bonds		123,584,857

	Pre-Refunded Revenue Bonds (6.7%)
	Transportation (2.9%)
	State of Hawaii Highway Revenue,
	Pre-Refunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,663,961
	State of Hawaii Highway Revenue,
	Series A, Pre-Refunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,927,300
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,733,655
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,595,109
	Total Transportation		21,920,025
.

18 | Hawaiian Tax-Free Trust

 HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2016 (unaudited)

		Rating
		Moody’s, S&P
Principal	Pre-Refunded\	and Fitch
Amount	Escrowed to Maturity Bonds (continued)††	(unaudited)	Value

	Water & Sewer (3.8%)
	City and County of Honolulu,
	Hawaii, Wastewater System,
	Pre-Refunded to 07/01/21 @100
$5,360,000	4.500%, 07/01/28	Aa2/NR/AA	$6,034,342
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	5,043,629
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,313,100
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A,
	Pre-Refunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	602,342
1,925,000	5.000%, 07/01/21	NR/NR/NR*	2,089,203
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,698,495
1,235,000	5.000%, 07/01/22	Aa2/NR/AA	1,340,346
1,845,000	5.000%, 07/01/23	NR/NR/NR*	2,002,379
1,485,000	5.000%, 07/01/23	Aa2/NR/AA	1,611,671
1,395,000	5.000%, 07/01/24	NR/NR/NR*	1,513,994
1,150,000	5.000%, 07/01/24	Aa2/NR/AA	1,248,095
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A,
	Pre-Refunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,169,090
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,169,090
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2009 A,
	Pre-Refunded to 07/01/19 @100
1,115,000	5.000%, 07/01/22	Aa3/NR/AA-	1,210,110
	Total Water & Sewer		29,045,886
	Total Pre-Refunded Revenue Bonds		50,965,911
	Total Pre-Refunded\ Escrowed to Maturity Bonds		174,550,768
	Total Municipal Bonds
	(cost $719,676,845)		743,490,938

Shares	Short-Term Investment (0.5%)
3,583,842	Dreyfus Government Cash Management,
	Institutional Shares, 0.66%**
	(cost $3,583,842)	Aaa-mf/AAAm/NR	3,583,842

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2017

		Value

Total Investments
(cost $723,260,688 - note 4)	98.9%	$747,074,780
Other assets less liabilities	1.1%	8,057,241
NET ASSETS	100.0%	$755,132,021

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments †
Aaa and Aaa-m of Moody’s	1.0%
Pre-Refunded bonds\ ETM bonds ††	23.4
Aa of Moody’s or AA of S&P	59.4
A of Moody’s	13.4
BBB of Fitch	0.8
Not rated*	2.0
100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated

20 | Hawaiian Tax-Free Trust

  HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security: This security represents 2.0% of net assets.

†

Calculated using the Moody’s rating unless otherwise noted. Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM.

All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

21 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2017

ASSETS
Investments at value (cost $723,260,688)	$747,074,780
Interest receivable	9,547,345
Receivable for Trust shares sold	197,616
Other assets	81,856
Total assets	756,901,597
LIABILITIES
Payable for investment securities purchased	543,543
Payable for Trust shares redeemed	511,606
Advisory and Administrative fees payable	288,404
Dividends payable	148,064
Distribution and service fees payable	4,159
Accrued expenses payable	273,800
Total liabilities	1,769,576
NET ASSETS	$755,132,021
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$666,874
Additional paid-in capital	734,522,826
Net unrealized appreciation on investments (note 4)	23,814,092
Accumulated net realized loss on investments	(3,871,974)
Undistributed net investment income	203
	$755,132,021
CLASS A
Net Assets	$657,225,458
Capital shares outstanding	58,044,612
Net asset value and redemption price per share	$11.32
Maximum offering price per share (100/96 of $11.32)	$11.79
CLASS C
Net Assets	$48,920,645
Capital shares outstanding	4,323,363
Net asset value and offering price per share	$11.32
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.32	*
CLASS Y
Net Assets	$48,985,918
Capital shares outstanding	4,319,404
Net asset value, offering and redemption price per share	$11.34

See accompanying notes to financial statements.

22 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2017

Investment Income:

Interest income		$21,891,695

Expenses:

Investment Adviser fees (note 3)	$1,784,281
Distribution and service fees (note 3)	1,869,948
Administrator/Business Manager fees (note 3)	1,706,703
Transfer and shareholder servicing agent fees	504,152
Legal fees	248,212
Trustees’ fees and expenses (note 7)	241,061
Fund accounting fees	138,167
Shareholders’ reports and proxy statements	77,865
Registration fees and dues	48,501
Insurance	33,911
Auditing and tax fees	28,099
Custodian fees	22,803
Chief compliance officer services (note 3)	9,146
Miscellaneous	62,326

Total expenses		6,775,175
Net investment income		15,116,520

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(128,279)
Change in unrealized appreciation on
investments	(19,551,360)

Net realized and unrealized gain
on investments		(19,679,639)
Net change in net assets resulting from
operations		$(4,563,119)

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
OPERATIONS:
Net investment income	$15,116,520	$16,588,305
Net realized gain (loss) from securities
transactions	(128,279)	591,989
Change in unrealized appreciation on
investments	(19,551,360)	4,686,317
Net change in net assets resulting from
operations	(4,563,119)	21,866,611

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(13,396,077)	(14,673,321)

Class C Shares:
Net investment income	(624,548)	(818,194)

Class Y Shares:
Net investment income	(1,095,697)	(1,096,785)
Change in net assets from distributions	(15,116,322)	(16,588,300)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	78,631,875	61,458,941
Reinvested dividends and distributions	11,866,598	12,973,689
Cost of shares redeemed	(89,071,744)	(93,222,507)
Change in net assets from capital share
transactions	1,426,729	(18,789,877)

Change in net assets	(18,252,712)	(13,511,566)

NET ASSETS:
Beginning of period	773,384,733	786,896,299

End of period*	$755,132,021	$773,384,733

*Includes undistributed net investment of:	$203	—

See accompanying notes to financial statements.

24 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

25 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2017:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$3,583,842
Level 2 – Other Significant Observable
Inputs – Municipal Bonds	743,490,938
Level 3 – Significant Unobservable Inputs	—
Total	$747,074,780

*See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 – 2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

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    HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Trust decreased additional paid-in capital by $653,222 and decreased accumulated net realized loss by $653,217 and increased undistributed net investment income by $5. These reclassifications had no effect on net assets or net asset value per share.

i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/ Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

     Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

27 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2017, service fees on Class A Shares amounted to $1,345,097 of which the Distributor retained $63,091.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2017, amounted to $393,638. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2017, amounted to $131,213. The total of these payments made with respect to Class C Shares amounted to $524,851 of which the Distributor retained $118,706.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such financial intermediaries. For the year ended March 31, 2017, total commissions on sales of Class A Shares amounted to $753,334, of which the Distributor received $79,232.

c) Transfer and shareholder servicing fees:

     The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entity in connection with its respective Fund shareholders so long as the fee is deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

4. Purchases and Sales of Securities

     During the year ended March 31, 2017, purchases of securities and proceeds from the sales of securities aggregated $203,202,252 and $203,538,128, respectively.

     At March 31, 2017, the aggregate tax cost for all securities was $723,260,688. At March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $26,748,504 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,934,412 for a net unrealized appreciation of $23,814,092.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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     HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

6. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	4,527,135	$52,298,085	3,613,385	$41,467,038
Reinvested dividends
and distributions	931,418	10,701,699	1,022,981	11,747,048
Cost of shares redeemed	(5,336,879)	(61,184,497)	(5,545,670)	(63,587,511)
Net change	121,674	1,815,287	(909,304)	(10,373,425)
Class C Shares:
Proceeds from shares sold	954,258	10,968,306	820,429	9,416,234
Reinvested dividends
and distributions	42,442	487,396	53,508	613,860
Cost of shares redeemed	(1,388,140)	(15,953,094)	(1,655,772)	(18,969,125)
Net change	(391,440)	(4,497,392)	(781,835)	(8,939,031)
Class Y Shares:
Proceeds from shares sold	1,333,260	15,365,484	919,425	10,575,669
Reinvested dividends
and distributions	58,872	677,503	53,255	612,781
Cost of shares redeemed	(1,051,798)	(11,934,153)	(929,623)	(10,665,871)
Net change	340,334	4,108,834	43,057	522,579
Total transactions in Trust
shares	70,568	$1,426,729	(1,648,082)	$(18,789,877)

7. Trustees’ Fees and Expenses

     At the March 31, 2017 year end, there were 5 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2017 was $194,278. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2017, such meeting-related expenses amounted to $46,783.

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

30 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash or at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2017 the Trust had a capital loss carryover of $3,307,104, of which, $3,244,561 expires in 2018, and $62,543 expires in 2019. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. As of March 31, 2017, the Trust had October capital loss deferrals of $564,870 which will be recognized in the following year. During the fiscal year ended March 31, 2017, the Trust utilized $436,591 of capital loss carry forward.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31,	March 31,
	2017	2016
Net tax-exempt income	$14,952,129	$16,494,404
Ordinary income	164,193	93,896
	$15,116,322	$16,588,300

     As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$23,814,092
Undistributed tax-exempt income	148,267
Other accumulated losses	(3,307,104)
Other temporary differences	(712,934)
$19,942,321

31 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market amortization, post October losses, and the deduction of distributions payable.

10. Subsequent Event

     Effective April 3, 2017, the Fund registered Class F Shares and Class T Shares. As of the date of this report, there were no Class F Shares or Class T Shares outstanding.

32 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A

	Year Ended March 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.61	$11.53	$11.36	$11.74	$11.64
Income (loss) from investment operations:
Net investment income(1)	0.23	0.25	0.30	0.30	0.30
Net gain (loss) on securities (both
realized and unrealized)	(0.29)	0.08	0.17	(0.38)	0.10
Total from investment operations	(0.06)	0.33	0.47	(0.08)	0.40
Less distributions (note 9):
Dividends from net investment income	(0.23)	(0.25)	(0.30)	(0.30)	(0.30)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.23)	(0.25)	(0.30)	(0.30)	(0.30)
Net asset value, end of period	$11.32	$11.61	$11.53	$11.36	$11.74
Total return (not reflecting sales charge)	(0.54)%	2. 93%	4.14%	(0.63)%	3.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$657	$672	$678	$687	$774
Ratio of expenses to average net assets	0.83%	0.83%	0.81%	0.82%	0.79%
Ratio of net investment income to
average net assets	1.99%	2.20%	2.57%	2.65%	2.58%
Portfolio turnover rate	27%	16%	14%	4%	9%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C

	Year Ended March 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.60	$11.52	$11.35	$11.73	$11.63
Income (loss) from investment operations:
Net investment income(1)	0.14	0.16	0.20	0.21	0.21
Net gain (loss) on securities (both
realized and unrealized)	(0.28)	0.08	0.17	(0.37)	0.10
Total from investment operations	(0.14)	0.24	0.37	(0.16)	0.31
Less distributions (note 9):
Dividends from net investment income	(0.14)	(0.16)	(0.20)	(0.22)	(0.21)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.14)	(0.16)	(0.20)	(0.22)	(0.21)
Net asset value, end of period	$11.32	$11.60	$11.52	$11.35	$11.73
Total return (not reflecting CDSC)	(1.24)%	2.11%	3.31%	(1.38)%	2.67%
Ratios/supplemental data
Net assets, end of period (in millions)	$49	$55	$63	$70	$92
Ratio of expenses to average net assets	1.63%	1.63%	1.61%	1.62%	1.59%
Ratio of net investment income to
average net assets	1.19%	1.40%	1.78%	1.85%	1.77%
Portfolio turnover rate	27%	16%	14%	4%	9%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y

	Year Ended March 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.63	$11.55	$11.38	$11.76	$11.66
Income (loss) from investment operations:
Net investment income(1)	0.25	0.28	0.32	0.33	0.33
Net gain (loss) on securities (both
realized and unrealized)	(0.29)	0.08	0.17	(0.38)	0.10
Total from investment operations	(0.04)	0.36	0.49	(0.05)	0.43
Less distributions (note 9):
Dividends from net investment income	(0.25)	(0.28)	(0.32)	(0.33)	(0.33)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.25)	(0.28)	(0.32)	(0.33)	(0.33)
Net asset value, end of period	$11.34	$11.63	$11.55	$11.38	$11.76
Total return	(0.33)%	3.14%	4.34%	(0.43)%	3.69%
Ratios/supplemental data
Net assets, end of period (in millions)	$49	$46	$45	$33	$39
Ratio of expenses to average net assets	0.63%	0.63%	0.61%	0.62%	0.59%
Ratio of net investment income to
average net assets	2.19%	2. 40%	2.77%	2.85%	2.77%
Portfolio turnover rate	27%	16%	14%	4%	9%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

35 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Trustees(1) (2)
and Officers			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(5)	Other Directorships
Address	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth(3)	Service(4)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(6)

Diana P. Herrmann New York, NY (1958)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 1994	Chair (since 2016 and previously Vice Chair since 2004) and Chief Executive Officer (since 2004) of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(7) and parent of Aquila Investment Management LLC, Administrator, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984 Secretary, 1986-2016, and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer (since 2004) and Chair (since 2016 and previously Vice Chair since 2004), President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Manager of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and Chair of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.	11	Director (for various periods since 2006) and Member of the Executive Committee (since 2016) of ICI Mutual Insurance Company, a Risk Retention Group; formerly Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2004-2012

36 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Trustees(1) (2)
and Officers			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(5)	Other Directorships
Address	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth(3)	Service(4)	During Past 5 Years	by Trustee	During Past 5 Years

Non- Interested Trustee

Richard L. Humphreys Kaneohe, HI (1943)	Chair of the Board since 2013 and Trustee since 2009	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002; formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and, E.V.P., Bank of Hawaii.	1	Board of Directors, Kahua Ranch Ltd.; formerly Trustee, Pacific Capital Funds®; formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012; formerly Board of Directors, Bishop Museum; formerly Board of Directors, Friends of the Cancer Research Center; formerly Board of Directors, The Castle Group, Inc.

Bert A. Kobayashi, Jr. Honolulu, HI (1970)	Trustee since 2009	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010; Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009.	1	Hawaiian Electric Company, Inc.; formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012.

Glenn P. O’Flaherty Denver, CO (1958)	Trustee since 2009	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President – Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	8	Formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012.

37 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Trustees(1) (2)
and Officers			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(5)	Other Directorships
Address	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth(3)	Service(4)	During Past 5 Years	by Trustee	During Past 5 Years

Non-Interested Trustee

Russell K. Okata Honolulu, HI (1944)	Trustee since 1992	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; member, State of Hawaii Long-term Care Commission; director of various civic and charitable organizations.	5	Hawaii Client Services (part of Hawaii Dental Services Group); formerly Trustee and Chairman, Pacific Capital Funds®; past Chair of the Royal State Group (insurance); formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 1993-2012.

____________________

(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1000 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust’s investment adviser.

(3) The mailing address of each Trustee is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY 10036.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a Manager of the Distributor.

(7) The “Aquila Group of Funds” includes: Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Aquila Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

38 | Hawaiian Tax-Free Trust

Positions
Held with
Name,	Trust and
Address	Length of
and Year of Birth(1)	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Officers(3)

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011	Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Manager of the Distributor since 2012.

Marie E. Aro New York, NY (1955)	Senior Vice President since 2010	Co-President, Aquila Distributors LLC since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Municipal Trust (since 2013), Aquila Funds Trust (since 2013), Aquila Tax-Free Trust of Arizona (since 2010 and Vice President, 2004-2010), Aquila Three Peaks High Income Fund (since 2006), Hawaiian Tax-Free Trust and Aquila Tax-Free Trust of Oregon (since 2010), Aquila Three Peaks Opportunity Growth Fund (2004-2013) and Aquila Churchill Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund, Aquila Tax-Free Fund For Utah, and Aquila Tax-Free Fund of Colorado (2010-2013); Vice President, INVESCO Funds Group, 1998-2003.

Sherri Foster Lahaina, HI (1950)	Senior Vice President since 1993	Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President 1997-2012 and formerly Assistant Vice President of three money-market funds in the Aquila Group of Funds; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013.

Paul G. O’Brien New York, NY (1959)	Senior Vice President since 2010	Co-President, Aquila Distributors LLC since 2010, Managing Director, 2009-2010; Senior Vice President of various funds in the Aquila Group of Funds since 2010 and all funds since 2013; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Stephen J. Caridi New York, NY (1961)	Vice President since 1998	Vice President of the Distributor since 1995; Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Aquila Municipal Trust since 2013; Vice President, Aquila Funds Trust since 2013; Senior Vice President, Aquila Narragansett Tax-Free Income Fund 1998-2013, Vice President 1996-1997; Senior Vice President, Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013.

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012	Chief Compliance Officer of all funds in the Aquila Group of Funds, the Administrator and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

39 | Hawaiian Tax-Free Trust

Positions
Held with
Name,	Trust and
Address	Length of
and Year of Birth(1)	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Officers(3)

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of all funds in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010	Assistant Treasurer of all funds in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000	Assistant Treasurer of all funds in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

____________________

1) The mailing address of each officer is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY 10036.

(2) The term of office of each officer is one year.

(3) The Trust’s Statement of Additional Information includes additional information about the officers and is available, without charge, upon request by calling 800-437-1000 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

40 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended March 31, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(1.77)%	$1,000.00	$982.30	$4.05
Class C	(2.08)%	$1,000.00	$979.20	$7.94
Class Y	(1.67)%	$1,000.00	$983.30	$3.07

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.82%, 1.61% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

41 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.84	$4.13
Class C	5.00%	$1,000.00	$1,016.90	$8.10
Class Y	5.00%	$1,000.00	$1,021.84	$3.13

(1)	Expenses are equal to the annualized expense ratio of 0.82%, 1.61% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

42 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator/Business Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $14,952,129 of dividends paid by Hawaiian Tax-Free Trust, constituting 98.6% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

43 | Hawaiian Tax-Free Trust

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Administrator/Business Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813
Board of Trustees
Richard L. Humphreys, Chair
Diana P. Herrmann, Vice Chair
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Marie E. Aro, Senior Vice President

Sherri Foster, Senior Vice President

Paul G. O’Brien, Senior Vice President

Stephen J. Caridi, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Independent Registered Public Accounting Firm

     TAIT, WELLER & BAKER LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

(a) As of March 31, 2017 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert. Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $ $23,900 in 2016 and $24,600 in 2017.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant

$3,500 and $3,500 in 2016 and 2017, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f) No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, Trustee and President
June 9, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
June 9, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 9, 2017

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.